Cover	Feb. 11, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 11, 2026
Entity File Number	000-56413
Entity Registrant Name	Redwood Enhanced Income Corp.
Entity Central Index Key	0001870267
Entity Tax Identification Number	88-0824777
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	250 West 55th Street
Entity Address, Address Line Two	26th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	970-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false